Recently Adopted and New Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
Transitional Table Leasing IFRS 16 [Abstract]
Transitional Table IFRS 16 [text block table]
in € m.
Operating lease commitments as of December 31, 2018	6,264
Recognition exemptions adopted for short-term leases and leases of low-value assets	(35)
Adjustments as a result of a different treatment of extension and termination options	376
Operating lease commitments regarding contracts not yet commenced	(2,819)
Other[1]	97
Undiscounted lease liabilities as of January 1, 2019	3,884
Discounting (weighted average incremental borrowing rate of 2.18%)	(310)
Lease liabilities due to initial application of IFRS 16, recognized as of January 1, 2019	3,575
Lease liabilities from finance leases as of January 1, 2019	27
Total lease liabilities recognized at January 1, 2019	3,601

[1]Mainly de-scoped or terminated leases, operating expenses, utility costs, VAT, sale-and-leaseback transactions.